Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss - Schedule of Interest and Similar Income (Details) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total	R$ 254,790	R$ 242,258	R$ 222,385
Central Bank of Brazil deposits
Disclosure of financial assets [line items]
Total	17,820	12,505	12,569
Interbank
Disclosure of financial assets [line items]
Total	1,881	4,436	4,122
Securities purchased under agreements to resell
Disclosure of financial assets [line items]
Total	37,079	36,171	33,898
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	15,642	36,937	27,463
Financial assets at amortized cost
Disclosure of financial assets [line items]
Total	26,020	12,038	13,126
Loan operations
Disclosure of financial assets [line items]
Total	154,626	138,781	130,462
Other financial assets
Disclosure of financial assets [line items]
Total	R$ 1,722	R$ 1,390	R$ 745